Reserves for Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the Card Member receivables reserve for losses
Balance, January 1	$ 428	$ 438	$ 386
Additions:
Card Member receivables provisions	647	601	603
Card Member receivables provisions - other	142	141	167
Total provision	789	742	770
Deductions:
Card Member receivables net write-offs	(669)	(640)	(560)
Card Member receivables reserves for losses - other	(162)	(112)	(158)
Balance, December 31	$ 386	$ 428	$ 438